Property, Plant and Equipment, Net - Additional Information (Detail) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024	Sep. 20, 2021	Mar. 29, 2019	Nov. 30, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Government grants in respect of property plant and equipment value	$ 30.0	$ 53.5
Property plant and equipment acquired	300.5	493.4
Purchase of property plant and equipment	300.1	490.1
Acquisitions of property plant and equipment	270.5	439.9
Borrowings	507.8	0.0
Depreciation, property, plant and equipment	105.3	118.8
Plate Mill Modernization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress		59.3
Government Funding Agreements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, expenditures recognised in course of its construction				$ 30.0	$ 120.0
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Payments for construction in progress	210.2	204.4
Inventories [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	15.6	13.9
Property Under Construction For EAF [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Government grants in respect of property plant and equipment value	30.0	51.7
Purchase of property plant and equipment	$ 147.4	$ 206.0
CANADA | Electric Arc Furnace [Member] | Strategic Innovation Fund [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Borrowings			$ 200.0